Note 7 - Net Loss per Common Share	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]

(7)   Net Loss per Common Share

Basic net loss per share is computed by dividing net loss attributable to ION by the weighted average number of common shares outstanding during the period. In computing diluted net income per share, basic net loss per share is adjusted based on the assumption that dilutive restricted stock and restricted stock unit awards have vested and outstanding dilutive stock options have been exercised and the aggregate proceeds were used to reacquire common stock using the average price of such common stock for the period. The total number of shares issuable pursuant to outstanding stock options at December 31, 2020, 2019 and 2018 were 533,320, 689,209 and 785,890, respectively, were excluded as their inclusion would have an anti-dilutive effect. The total number of shares issuable pursuant to restricted stock unit awards outstanding at December 31, 2020, 2019 and 2018 were 732,707, 908,754 and 1,044,125, respectively, were excluded as their inclusion would have an anti-dilutive effect.